As filed with the Securities and Exchange Commission on December 27, 2004
                                     Investment Company Act file number 811-6152


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  New Jersey Daily Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
          (Address of principal executive offices)        (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: January 31

Date of reporting period: October 31, 2004

ITEM 1: SCHEDULE OF INVESTMENTS

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2004
(UNAUDITED)

                                                                                Maturity   Current    Amortized       Ratings(A)
   Face Amount    Security Description                                            Date     Coupon        Cost        Moody's   S&P
   -----------    --------------------                                            ----     ------        -----       -------   ---

PUT BONDS (B) (C) (4.12%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000.00    PLAQUEMINES, LA PORT & HARBOR
                  (INTERN MARINE TERMINAL PROJECT) - SERIES 1984B
                  LOC KBC BANK                                                  03/15/05     1.08 % $   1,000,000.00
    195,000.00    PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL RB
                  (ABBOTT LABORATORIES PROJECT)                                 03/01/05     1.30         195,000.00
  5,470,000.00    PUERTO RICO INDUSTRIAL MEDICAL & ENVIRONMENTAL RB
                  (ABBOTT LABORATORIES PROJECT)                                 03/01/05     1.30       5,470,000.00
--------------                                                                                      ----------------
$ 6,665,000.00    TOTAL PUT BONDS                                                                   $   6,665,000.00
--------------                                                                                      ----------------

TAX EXEMPT COMMERCIAL PAPER (7.11%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000.00    NEW JERSEY, EDA RB (KEYSTONE 1992 PROJECT)
                  LOC BNP PARIBAS                                               11/15/04     1.55 % $   5,000,000.00   VMIG-1    A1+
  2,500,000.00    NEW JERSEY EDA RB (CHAMBERS CO-GENERATION)
                  INSURED BY FSA                                                12/08/04     1.62       2,500,000.00   VMIG-1    A1+
  4,000,000.00    SALEM COUNTY, NJ PCFA (PHILADELPHIA ELECTRIC CO.)
                  - SERIES 1993
                  LOC BANK ONE                                                  01/25/05     1.80       4,000,000.00   VMIG-1    A1+
--------------                                                                                      ----------------
$11,500,000.00    TOTAL TAX EXEMPT COMMERCIAL PAPER                                                 $  11,500,000.00
--------------                                                                                      ----------------

TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS (29.04%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000.00    BRICK TOWNSHIP, NJ TAN, YTM 1.45% (C)                         04/14/05     2.50 % $   2,009,313.73
  2,000,000.00    BURLINGTON COUNTY, NJ, YTM 1.62% (C)                          08/05/05     2.00       2,005,661.76
  4,118,000.00    BURLINGTON COUNTY, NJ BAN
                  (SOLID WASTE UTILITY) - SERIES 2004, YTM 1.60% (C)            07/15/05     1.70       4,118,833.45
  2,019,000.00    CITY OF LINDEN, NJ BAN
                  (SANITARY LANDFILL IMPROVEMENT PROJECT), YTM 1.65%            06/28/05     3.00       2,036,551.77    MIG-1
  2,971,085.00    CRANBURY TOWNSHIP, NJ BAN, YTM 1.60% (C)                      07/22/05     3.00       3,000,563.94
  1,000,000.00    HINGHAM, MA BAN, YTM 1.65% (C)                                06/22/05     2.75       1,006,906.79
  1,000,000.00    HONOLULU CITY AND COUNTY, HI - SERIES D, YTM 1.10% (C)
                  INSURED BY FGIC                                               02/01/05     4.45       1,008,342.05
  3,806,740.00    MAPLE SHADE TOWNSHIP, NJ BAN, YTM 1.25% (C)                   01/14/05     2.00       3,812,431.00
  2,230,000.00    MEDFORD TOWNSHIP, NJ BAN, YTM 1.80% (C)                       10/06/05     3.00       2,254,402.88
  7,200,000.00    NEW JERSEY & NEW YORK ABN AMRO MUNICIPAL TOPS
                  CERTIFICATES TRUST - SERIES 2002-33
                  LOC DEXIA CLF                                                 12/15/04     1.45       7,200,000.00   VMIG-1
  1,500,000.00    NEW JERSEY STATE TRANSPORTATION TRUST AUTHORITY RB
                  - SERIES A, YTM 1.57%(C)
                  INSURED BY AMBAC INDEMNITY CORP.                              06/15/05     6.50       1,545,139.15
  6,000,000.00    OAKLAND, NJ TAN, YTM 1.25% (C)                                12/15/04     2.50       6,008,967.27
  2,740,775.00    OCEAN TOWNSHIP, NJ BAN, YTM 1.10% (C)                         01/14/05     2.00       2,745,706.14
  1,894,750.00    OCEAN TOWNSHIP, NJ BAN, YTM 1.40% (C)                         01/14/05     2.50       1,898,934.61
    525,000.00    PISCATAWAY TOWNSHIP, NJ GO
                  (GENERAL IMPROVEMENT SEWER UTILITY), YTM 1.02% (C)
                  INSURED BY MBIA INSURANCE CORP.                               03/01/05     3.13         528,603.60
  2,000,000.00    TEXAS STATE TRAN, YTM 1.60%                                   08/31/05     3.00       2,022,861.97    MIG-1  SP-1+
  2,921,250.00    TOWNSHIP OF NORTH BERGEN, NJ BAN, YTM 1.45% (C)               05/17/05     2.50       2,937,565.98
    825,000.00    TRENTON, NJ GO REFUNDING BOND, YTM 1.10% (C)
                  INSURED BY AMBAC INDEMNITY CORP.                              01/15/05     2.00         826,507.99

--------------                                                                                      ----------------
$46,751,600.00    TOTAL TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS                                 $  46,967,294.08
--------------                                                                                      ----------------

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (D) (59.72%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,900,000.00    CAMDEN COUNTY, NJ IMPROVEMENT AUTHORITY RB
                  (PARKVIEW REDEVELOPMENT HOUSING PROJECT) - SERIES 1996
                  LOC GENERAL ELECTRIC CAPITAL CORPORATION                      07/01/26     1.75 % $   4,900,000.00             A1
  2,000,000.00    CITY OF PULASKI AND GILES, TN IDRB (MARTIN METHODIST
                  COLLEGE PROGRAM)
                  LOC AMSOUTH BANK, N.A.                                        01/01/24     1.91       2,000,000.00   VMIG-1
  3,000,000.00    DECATUR CITY, AL ENVIRONMENTAL FACILITIES IDRB
                  (BRITISH PETROLEUM-AMOCO)                                     11/01/35     1.79       3,000,000.00     P1      A1+
  1,000,000.00    GULF COAST, TX EXEMPT FACILITY
                  (BRITISH PETROLEUM GLOBAL POWER CORPORATION PROJECT)          04/01/38     1.79       1,000,000.00   VMIG-1
  5,700,000.00    MONMOUTH COUNTY, NJ IMPROVEMENT AUTHORITY RB
                  (ACES POOLED GOVERNMENT LOAN PROGRAM)
                  LOC BANK OF NEW YORK                                          08/01/16     1.69       5,700,000.00   VMIG-1
  2,742,500.00    MORGAN STANLEY FLOATING RATE TRUST
                  (MERCER COUNTY IMPROVEMENT AUTHORITY) - SERIES 402            01/01/18     1.76       2,742,500.00   VMIG-1
  1,100,000.00    NEW JERSEY STATE MUNICIPAL SECURITIES TRUST RECEIPTS
                  - SERIES CB1                                                  02/15/11     1.80       1,100,000.00   VMIG-1
  3,600,000.00    NEW JERSEY EDA (STOLTHAVEN PROJECT) - SERIES A
                  LOC CITIBANK, N.A.                                            01/15/18     1.66       3,600,000.00     P1      A1+
  2,885,000.00    NEW JERSEY EDA (UNITED WATER PROJECT) - SERIES 1996A
                  INSURED BY AMBAC INDEMNITY CORP.                              11/01/26     1.70       2,885,000.00   VMIG-1    A1+
  3,795,000.00    NEW JERSEY EDA EDRB (AIRIS NEWARK LLC PROJECT)
                  INSURED BY AMBAC INDEMNITY CORP.                              01/01/19     1.75       3,795,000.00   VMIG-1    A1
  1,475,000.00    NEW JERSEY EDA IDRB (KOOLTRONIC INCORPORATED PROJECT) (C)
                  LOC FIRST UNION NATIONAL BANK                                 12/01/08     1.92       1,475,000.00
    100,000.00    NEW JERSEY EDA MANUFACTURING FACILITY RB (COMMERCE
                  CENTER PROJECT)
                  LOC PNC BANK, N.A.                                            08/01/17     1.74         100,000.00             A1
  2,390,000.00    NEW JERSEY EDA RB (COLOR GRAPHICS INC. PROJECT) (C)
                  LOC FIRST UNION NATIONAL BANK                                 12/01/17     1.87       2,390,000.00
 11,000,000.00    NEW JERSEY EDA RB (ENCAPGULF HOLDINGS LLC) - SERIES B
                  LOC WACHOVIA BANK & TRUST COMPANY, N.A.                       02/01/16     1.79      11,000,000.00   VMIG-1    A1+
  1,915,000.00    NEW JERSEY EDA RB (FILTRA CORPORATION PROJECT) (C)
                  LOC SUMMIT BANK                                               08/01/15     1.97       1,915,000.00
  3,370,000.00    NEW JERSEY EDA RB (SENIOR CARE-BAYSHORE HEALTH) - SERIES A
                  LOC KBC BANK                                                  04/01/28     1.73       3,370,000.00   VMIG-1
  1,995,000.00    NEW JERSEY EDA RB ROCS RR II R 2087
                  INSURED BY AMBAC INDEMNITY CORP.                              09/01/23     1.79       1,995,000.00             A1+
  1,000,000.00    NEW JERSEY EDA REFUNDING RB (UNION COUNTY GENLYTE PROJECT)
                  LOC BANK OF AMERICA                                           10/15/09     1.78       1,000,000.00     P1
  2,000,000.00    NEW JERSEY EDA SCHOOL RB (PEDDIE SCHOOL) - SERIES 1994B       02/01/19     1.74       2,000,000.00             A1
    650,000.00    NEW JERSEY EDA SCHOOL RB (PEDDIE SCHOOL) - SERIES 1996        02/01/26     1.74         650,000.00             A1
  3,700,000.00    NEW JERSEY EDA SPECIAL FACILITY RB (PORT NEWARK CONTAINER)
                  LOC CITIBANK, N.A.                                            07/01/30     1.79       3,700,000.00             A1+
  4,500,000.00    NEW JERSEY EDA THERMAL ENERGY FACILITY RB
                  LOC BANK ONE                                                  12/01/09     1.77       4,500,000.00   VMIG-1
  2,700,000.00    NEW JERSEY HEALTH CARE FACILITIES (SAINT BARNABAS HEALTH)
                  - SERIES A
                  LOC CHASE MANHATTAN BANK, N.A.                                07/01/31     1.74       2,700,000.00   VMIG-1    A1+
  3,000,000.00    NEW JERSEY HFFA RB (MERIDIAN HEALTH SYSTEMS) - SERIES B
                  LOC FLEET BANK                                                07/01/33     1.70       3,000,000.00   VMIG-1    A1
  2,005,000.00    NEW JERSEY SPORTS & EXPO AUTHORITY CONTRACT P-FLOATS 649R
                  INSURED BY MBIA INSURANCE CORP.                               03/01/18     1.78       2,005,000.00             A1+
  3,500,000.00    NEW JERSEY SPORTS & EXPO AUTHORITY SERVICES - SERIES C
                  INSURED BY MBIA INSURANCE CORP.                               09/01/24     1.73       3,500,000.00   VMIG-1    A1+
  2,450,000.00    NEW JERSEY STATE EDA RB (CAMPUS 130 ASSOCIATION) (C)
                  LOC BANK OF NEW YORK                                          12/01/11     1.82       2,450,000.00
  5,000,000.00    NEW JERSEY STATE EDUCATIONAL FACILITIES (COLLEGE OF
                  NEW JERSEY) - SERIES A
                  INSURED BY AMBAC INDEMNITY CORP.                              07/01/29     1.76       5,000,000.00   VMIG-1    A1+
  5,000,000.00    PORT AUTHORITY OF NEW YORK & NEW JERSEY
                  SPECIAL VERSATILE STRUCTURE OBLIGATION RB                     08/01/28     1.73       5,000,000.00   VMIG-1    A1+
  2,000,000.00    UNION COUNTY, NJ PCFA (EXXON PROJECT) - SERIES 1994A          07/01/33     1.64       2,000,000.00     P1      A1+
  1,705,000.00    WASHINGTON HFC MHRB (HEATHERWOOD APARTMENTS PROJECT)
                  - SERIES A
                  LOC US BANK N.A.                                              01/01/35     1.84       1,705,000.00             A1
  1,000,000.00    WASHINGTON HFC MHRB (POINTE APARTMENTS PROJECT) - SERIES A
                  LOC US BANK N.A.                                              01/01/30     1.84       1,000,000.00             A1
  2,000,000.00    WHITING, IN INDUSTRIAL ENVIRONMENTAL FACILITIES RB
                  (AMOCO OIL PROJECT)                                           01/01/38     1.79       2,000,000.00   VMIG-1    A1+
  1,400,000.00    WILL COUNTY, IL EXEMPT FACILITIES IDRB
                  (BP AMOCO CHEMICAL CO. PROJECT)                               07/01/33     1.79       1,400,000.00   VMIG-1    A1+
--------------                                                                                      ----------------
$96,577,500.00    TOTAL TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS                                 $  96,577,500.00
--------------                                                                                      ----------------

                  Total Investments (99.99%)                                                        $ 161,709,794.08
                  Net Cash (0.01%)                                                                         21,675.15
                                                                                                    ----------------
                  Net Assets (100.00%)                                                              $ 161,731,469.23
                                                                                                    ================
                  Shares Outstanding :
                       Class A                                                                        100,699,876.58
                                                                                                    ================
                       Class B                                                                         26,462,014.96
                                                                                                    ================
                       JPMorgan Select Shares                                                          34,586,942.81
                                                                                                    ================
                  NAV:
                       Class A                                                                      $           1.00
                                                                                                    ================
                       Class B                                                                      $           1.00
                                                                                                    ================
                       JPMorgan Select Shares                                                       $           1.00
                                                                                                    ================


FOOTNOTES:
(A) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(B)  The maturity date indicated is the next put date.

(C) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to the rated securities in which the Fund invests.

(D) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:


     BAN      =   Bond Anticipation Note                      MHRB       =      Multi-family Housing Revenue Bond
     EDA      =   Economic Development Authority              PCFA       =      Pollution Control Finance Authority
     EDRB     =   Economic Development Revenue Bond           RB         =      Revenue Bond
     FGIC     =   Financial Guaranty Insurance Company        ROCS       =      Reset Option Certificates
     FSA      =   Financial Security Assurance                TAN        =      Tax Anticipation Note
     GO       =   General Obligation                          TRAN       =      Tax and Revenue Anticipation Note
     HFC      =   Housing Finance Commission                  TOPS       =      Tender Option Puts
     HFFA     =   Health Facility Finance Authority           YTM        =      Yield To Maturity
     IDRB     =   Industrial Development Revenue Bond
     LOC      =   Letter of Credit


ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS
Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Jersey Daily Municipal Income Fund, Inc.

By (Signature and Title)* /s/Rosanne Holtzer
                             Rosanne Holtzer
                             Secretary

Date: December 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/Steven W. Duff
                             Steven W. Duff
                             President


Date: December 27, 2004


By (Signature and Title)*  /s/Anthony Pace
                              Anthony Pace
                              Treasurer


Date: December 27, 2004


* Print the name and title of each signing officer under his or her signature.